N-2 - USD ($)		Aug. 14, 2025	May 31, 2025
Cover [Abstract]
Entity Central Index Key		0002023773
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-284656
Investment Company Act File Number		811-24047
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		3
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		iDIRECT MULTI-STRATEGY FUND, LLC
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
City Area Code		212
Local Phone Number		994-7400
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I
TRANSACTION FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	None
Maximum repurchase fee(2)	2.00%	2.00%

(1)	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

(2)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Managers determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)(3)
Management Fee	0.80%	0.80%
Acquired Fund Fees and Expenses(4)	13.75%	13.75%
Interest Payments on Borrowed Funds	None	None
Other Expenses(5)	0.26%	0.26%
Distribution and Servicing Fee	0.75%	-%
Total Annual Fund Expenses	15.56%	14.81%
Expense Reimbursement(6)	-%	-%
Total Annual Fund Expenses After Expense Reimbursement(6)	15.56%	14.81%

(3)	Assumes the Fund raises $500 million in new proceeds in the first 12 months following the commencement of its public offering, totaling $650 million in Fund assets and resulting in estimated average net assets of approximately $400 million.

(4)	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.

(5)	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the Dividend Reinvestment Plan (“DRIP”) and other expenses relating to the operation of the Fund, including offering expenses.

(6)	The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until one year from the date of this prospectus the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.40% per annum of the Fund’s net assets attributable to such Class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Portfolio Fund expenses (i.e., acquired fund fees and expenses, including contribution requirements for investments, expenses and management fees); (ii) other investment-related expenses of the Fund; (iii) taxes; and (iv) litigation and other extraordinary expenses (as defined herein). The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). This contractual arrangement will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Managers approves its earlier termination.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class A

1 year	3 years	5 years	10 years
$177	$418	$611	$941

Class I

1 year	3 years	5 years	10 years
$141	$382	$579	$924

The examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Fund Expenses,” “Financial Highlights,” “Management Fee” and “Purchases of Shares.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

To invest in Class A Shares of the Fund, a prospective investor must open a brokerage account with a Selling Agent or the Distributor. Any costs associated with opening such an account are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the Dividend Reinvestment Plan (“DRIP”) and other expenses relating to the operation of the Fund, including offering expenses.
Acquired Fund Fees and Expenses, Note [Text Block]		Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
Acquired Fund Fees Estimated, Note [Text Block]		Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds
Acquired Fund Incentive Allocation, Note [Text Block]		incentive fees ranging from 0% to 30% of profits per annum.
Incentive Allocation Minimum [Percent]		0.00%
Incentive Allocation Maximum [Percent]		30.00%
Acquired Fund Total Annual Expenses, Note [Text Block]		The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until one year from the date of this prospectus the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.40% per annum of the Fund’s net assets attributable to such Class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Portfolio Fund expenses (i.e., acquired fund fees and expenses, including contribution requirements for investments, expenses and management fees); (ii) other investment-related expenses of the Fund; (iii) taxes; and (iv) litigation and other extraordinary expenses (as defined herein). The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). This contractual arrangement will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Managers approves its earlier termination.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Philosophy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed by the Board without Shareholder approval.

The Adviser believes that the Fund’s strategy creates an opportunity for investors to practicably gain exposure to an otherwise difficult-to-access asset class that may earn attractive risk-adjusted returns. Investing in the Fund also permits Shareholders to invest in interests in the Portfolio Funds without being subject to the high minimum investment requirements typically charged by such interests in the Portfolio Funds.

By investing in interests in the Portfolio Funds sponsored or managed by the Portfolio Fund Managers, the Fund seeks to benefit from the (i) strong performance track record of each of the Portfolio Fund Managers and (ii) investment expertise, quality of risk management systems, valuation protocols, operational programs, personnel, accounting and valuation practices and compliance programs that may be associated with a successful global financial services firm with significant resources, in contrast to a strategy of allocating assets among different funds managed by many different investment advisers which could have highly variable levels of experience, resources and expertise. The Adviser believes that, by focusing on the Portfolio Fund Managers, the Fund will benefit from the Adviser’s ability to concentrate the Fund’s investment process on the investment opportunities and strengths offered, and the risks presented, by the Portfolio Fund Managers.

Investment Strategies

The Fund intends to invest substantially all of its assets in Portfolio Funds. The Fund currently expects to invest in seven to twelve Portfolio Funds. In addition, the Fund may invest a portion of its assets in temporary investments, including high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds, or may hold cash or cash equivalents, pending distribution to Shareholders (as defined herein) or to pay Fund expenses.

The following general descriptions summarize investment strategies that may be pursued by Portfolio Funds selected by the Adviser for the Fund. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Portfolio Funds.

Multi-Strategy. Multi-Strategy funds utilize a variety of investment strategies that seek to create a diversified portfolio which can provide consistent performance that is largely independent from moves in underlying markets. Portfolio Funds generally look to provide broad exposure across asset classes, including equities, credit, fixed income, early-stage venture capital, currencies and commodities, among others, and often do so across markets on a global basis. These funds may, but do not always, employ multiple teams of specialist Portfolio Fund Managers who focus on a narrow opportunity set, while using different trading strategies to achieve their investment objectives. In most cases, Portfolio Fund Managers employ a non-directional, relative value approach which is designed to capture pricing inefficiencies between similar securities. This usually consists of purchasing a security that is expected to appreciate in value while simultaneously selling short a related security that is expected to depreciate in value. This relative value investment approach may be fundamental or quantitative in nature, and may include, but are not limited to, strategies such as market neutral equity, capital structure arbitrage, merger arbitrage, convertible arbitrage, statistical arbitrage, volatility arbitrage, as well as other forms of relative value trading.

Equity Hedge Strategies. Equity Hedge strategies, also known as long-short equity strategies, seek to profit by taking positions in equities and equity-related derivatives. Strategies may be fundamental or quantitative in nature, and are generally designed to purchase securities which are expected to appreciate in value and sell short securities that are expected to depreciate in value. Equity hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Portfolio Fund Managers typically adjust market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Equity Hedge strategies may comprise investments in one or multiple countries, including emerging markets, or in one or multiple sectors, often drawing up a Portfolio Fund Manager’s particular expertise in certain segments. The Fund generally considers emerging market countries to be countries included in the MSCI Emerging Markets Index and MSCI Emerging Markets Investable Market Index (IMI).

Macro Strategies. Macro strategies seek to exploit opportunities across various global markets and asset classes. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best return opportunity. In doing so, Portfolio Fund Managers look to capture price movements that may result from “top down” considerations such as government or central bank policies, shifts in the global economy or geopolitical developments. These strategies may express views through positions in interest rates, currencies, commodities, equities or other assets. A Portfolio Fund Manager may elect to take outright, directional positions in a security, or may employ a relative value strategy where a long position in a security is hedged with a short position in a related security.

Event-Driven Strategies. Event-Driven strategies involve investing in opportunities created by significant corporate events, such as spin-offs, mergers and acquisitions, reorganizations and management changes. Event-Driven strategies include, but are not limited to, merger arbitrage, distressed investing, special situations and activist investing. In implementing a merger arbitrage strategy, a Portfolio Fund acquires the securities of company that is potentially subject to an acquisition, assesses the probability that the transaction in question will be consummated, and often sells short the securities of the acquiring company. In distressed investing, the Portfolio Fund invests in the securities of highly leveraged or financially troubled issuers, including those in bankruptcy proceedings, reorganizations, or liquidation, in anticipation of substantial gains if the issuer is restored to financial viability. In special situations, Portfolio Funds seek to capitalize on price anomalies created by special situations such as company spin-offs, restructurings or management changes. In activist investing, Portfolio Funds may take sizeable positions in a company and then use their ownership to implement management changes or a restructuring of the company’s balance sheet.

Credit Strategies. Credit strategies seek to construct portfolios of long and short positions in credit instruments with the goal of generating returns derived from income and/or changes in the price of the securities. Portfolio Fund Managers generally conduct fundamental research in an effort to capture price changes that result from an improvement (long) or deterioration (short) in the creditworthiness of the issuer. Positioning may be outright directional long or short, or relative value in nature where idiosyncratic developments are likely to drive a repricing of the security. Investments may also include positions in stressed or distressed securities which are valued at significant price discounts to their value at issuance as a result of either a formal bankruptcy proceeding or market perception of a near-term proceeding. In executing their strategy, Portfolio Fund Managers may invest in a range of credit instruments from a variety of issuers, including but not limited to, corporate bonds and loans, convertible and preferred securities, municipal and sovereign debt, and various types of structured credit. These credit instruments may be of any credit quality, maturity or duration, or geographic concentration.

The Adviser will seek to use a range of techniques to reduce the risk associated with the deployment strategy. These techniques may include, without limitation:

•	Diversifying investments across styles including, for example, fundamental and quantitative security selection, or discretionary and systematic investing; geographic regions; and lifecycles including, for example, mature and emerging industries and companies;

•	Actively managing cash and liquid assets;

•	Seeking to establish credit lines to provide additional liquidity, consistent with the limitations and requirements of the 1940 Act; and

•	Modeling and actively monitoring both Fund-level and underlying cash flows.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Adviser may from time to time sell other Fund assets. There is no guarantee of a market for the sale of such assets or which may have to be sold in times of market stress causing a material loss. The Fund is expected to hold liquid assets to the extent required for purposes of liquidity management. The liquid assets are intended to provide an investment return in order to mitigate “cash drag” while supporting the Fund’s investment activities and potential tender of Fund shares. Liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.

The Portfolio Funds may be domiciled in U.S. or non-U.S. jurisdictions.

The Fund’s Fundamental Policies

The SAI contains a list of the fundamental (those that may not be changed without Shareholder approval) policies of the Fund under the heading “Fundamental Policies.”

The Fund’s Investment Process

The Adviser is responsible for allocating the Fund’s capital, thereby creating its portfolio. All capital allocation decisions for the Fund, including the hiring, firing, subscriptions to and redemptions from all Portfolio Funds, are the responsibility of the Adviser’s Investment Committee.

The Adviser seeks to deliver capital appreciation while limiting volatility and correlation to traditional assets by investing in a portfolio of Portfolio Funds. The Adviser believes these Portfolio Funds will generate attractive risk-adjusted performance that is largely uncorrelated to traditional assets. The Adviser seeks hedge funds which are managed by established Portfolio Fund Managers who have sound business models, experienced investment personnel, management teams, ability to scale, and whose interests are aligned with their investors.

The Adviser sources potential investments through engagement with prime brokers, distributors and placement agents; attending industry conferences; screening of third-party databases; and from networking across the industry. The Adviser utilizes these sources to develop, cultivate and foster strong relationships across the investment management industry and broader capital markets. The Adviser believes that through these relationships, it can identify potential new Portfolio Fund candidates while staying abreast of updates on incumbent and pipeline Portfolio Funds and the broader industry. The Fund focuses on what it perceives to be high quality hedge funds offered by established Portfolio Fund Managers, but reserves the ability to allocate capital to newly-formed or emerging Portfolio Funds.

The selection of underlying Portfolio Funds for inclusion in the Fund follows a rigorous, structured process. For each candidate, the Adviser performs an initial assessment to determine its potential eligibility for the Fund. Candidates that warrant further consideration are subject to more in-depth diligence, which involves a qualitative and quantitative evaluation of the underlying Portfolio Fund and underlying Portfolio Fund Manager. This includes diligence on the investment process, portfolio characteristics and performance, operations, investment personnel, organization and operations. The Adviser or one of its affiliates will make assessments of the skill, character and motives of each candidate’s key personnel, and will research and evaluate the strategy of each Portfolio Fund.

The Adviser’s Investment Committee is responsible for the selection of underlying Portfolio Funds and the allocation of Fund assets in a manner that is consistent with achieving the investment objective of the Fund. The Adviser is also responsible for the ongoing monitoring of these Portfolio Funds, which includes tracking their performance and portfolio characteristics, and maintaining a regular dialogue with Portfolio Fund Managers in order to monitor any changes to operations, personnel, investment policies or processes.

In the course of business, the Adviser may encounter and identify opportunistic scenarios where pockets of investment opportunity arise, but with a limited accessible window, due to extraordinary circumstances such as severe market volatility or capacity constraints. In these scenarios, the Adviser may be unable to complete every part of its multi-step investment process. Notwithstanding anything to the contrary in this prospectus, the Adviser may make such an opportunistic investment in a Portfolio Fund without having completed the full evaluation process described in this prospectus (although the Adviser will in such cases endeavor to fully complete such process as soon thereafter as reasonably practicable).

Investment Selection and Monitoring

Step 1 – Initial Screening. During the course of business, the Adviser’s investment team (“Investment Team”) reviews materials for and/or meets with numerous Portfolio Fund Managers, investment analysts, risk personnel and business development professionals at Portfolio Funds which may be considered as candidates for the Fund. In screening meetings, the Investment Team meets with members of candidate Portfolio Funds over several mediums including phone, video conference (such as Zoom or Teams) and in-person meetings. The Investment Team looks to make an initial assessment of suitability by evaluating the personnel, strategy, investment process, performance and risk parameters, as well as the structure and terms of the candidate Portfolio Funds. Candidates which do meet the current and minimum investment criteria of the Fund are eliminated from consideration.

Step 2 – Detailed Investment Review. The Adviser conducts a more comprehensive, in-depth review of candidate Portfolio Funds which have passed the aforementioned Step 1. Here, the Investment Team holds further meetings with candidate Portfolio Fund Managers to deepen their understanding and quantitative and qualitative assessment of the candidate’s investment capabilities, personnel, process, absolute and risk-adjusted performance, and risk management. A primary purpose of this assessment is to accept or reject the initial findings by the Adviser. These meetings may be conducted over phone, video conference (such as Zoom or Teams) or in-person.

Step 3 – Operational Due Diligence. Operational Due Diligence is an essential part of the Adviser’s underwriting of Portfolio Funds. Prior to inclusion in the Fund, all candidates must pass an evaluation of its overall business, operations, procedures, policies and control environment. If a candidate Portfolio Fund fails Operational Due Diligence, it is eliminated from consideration. The Adviser or one of its affiliates may engage independent third-party service providers to complete Operational Due Diligence on Portfolio Fund candidates, and to conduct a background check on relevant key personnel employed by the candidates.

Step 4 – Portfolio Construction. Once candidate Portfolio Funds have passed investment and operational due diligence, they may be selected by the Adviser for inclusion in the Fund. Prior to allocating Fund assets to a new Portfolio Fund, the Adviser will make a qualitative and quantitative assessment of its fit within the overall portfolio. The Adviser aims to construct a portfolio that can meet or exceed the Fund’s investment objective over the long term. The Adviser considers the overall characteristics of the incumbent portfolio and evaluates how the new Portfolio Fund may fit with regard to its styles, strategies and other characteristics. The Adviser expects to rebalance the Fund as necessary while considering changes in the market environment, changes in individual Portfolio Fund allocations, and available capacity in each Portfolio Fund.

Risk Management

Using both quantitative and qualitative techniques, the Adviser conducts an ongoing assessment of the risk profile of the overall Fund and the underlying Portfolio Funds. The goal is to understand the risks being taken and gauge whether the potential return to the Fund is sufficient to justify the level of risk. Risk Management analysis includes but is not limited to a review of performance, realized volatility, correlation to traditional market factors, benchmarks and other private funds. The Adviser also reviews the Fund’s and Portfolio Funds’ historical drawdowns in absolute terms and relative to traditional assets and peers.

Portfolio Fund Manager Transparency

The Adviser requires appropriate levels of transparency from Portfolio Funds. Transparency varies depending on the type and style of Portfolio Funds but typically includes statistical information about the risk exposures and performance attribution of the hedge fund. This is important to the Adviser as it allows for a better assessment of return drivers and overall risk profile of Portfolio Funds. Transparency reporting provides substantial insight into the exposures and related risks of underlying Portfolio Funds, and enables the Adviser to aggregate and assess exposures and risks to the overall Fund level.

Ongoing Monitoring

The Adviser conducts ongoing monitoring of all incumbent Portfolio Funds within the Fund, as well as high quality candidates. Members of the Adviser’s Investment Team regularly meet with Portfolio Fund Managers to review investment results, portfolio exposures and risks, market views and business developments. These meetings are conducted either by phone, video conference (such as Zoom or Teams) or in-person.

Additionally, members of the Investment Team meet regularly to discuss allocations in the Fund, as well as topics relating to the underlying Portfolio Funds such as performance, exposures and risk levels, positions, and the outlook for the strategy. If a Portfolio Fund breaches the expectations of the Adviser, it may be redeemed from the Fund. Reasons for redemption include, but are not limited to:

•	Organizational turnover (both outgoing and incoming), including the departure of key investment and business professionals

•	Poor long-term performance

•	Unexplainable performance outside of expected ranges (positive or negative)

•	Unexpectedly high or low volatility

•	Investment style drift

•	Reduction in appropriate transparency

•	Untimely distribution or reduction in investor reports

•	Unfavorable changes to service providers

•	Increased level of redemptions and/or poor asset and liability matching

•	Changing of terms including fees, liquidity, gate provisions or lock-ups

Leverage

The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Portfolio Funds up to the limits of the Asset Coverage Requirement (as defined below). The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund). If the Fund utilizes leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. Additionally, if the Fund borrows money to finance repurchases, interest on the borrowing may negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

The 1940 Act’s “Asset Coverage Requirement” requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached under certain circumstances.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage for preferred shares means the ratio by which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. In addition, (i) preferred shareholders must have the same voting rights as the shareholders of common shares (one share one vote); and (ii) preferred shareholders must have the right, as a class, to appoint managers to the Board of Managers.

Interests in the Portfolio Funds may also utilize leverage in their investment activities. Borrowings by Portfolio Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain interests in the Portfolio Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil. In general, the use of leverage by interests in the Portfolio Funds or the Fund may increase the volatility of the interests in the Portfolio Funds or the Fund. See “Types of Investments and Related Risks — Investment Related Risks — Leverage Utilized by the Fund.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

General

The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Portfolio Funds in which the Fund invests. Discussed below are the investments generally made by Portfolio Funds and the principal risks that the Adviser and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in interests in the Portfolio Funds or to maintain the liquidity necessary to effect repurchases of Shares. If the Fund invests temporarily in affiliated money market funds, the Adviser will waive a portion of the Management Fee so that Fund shareholders will not pay duplicate fees in respect of such investment. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Investment Related Risks

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of interests in the Portfolio Funds, the allocation of offering proceeds thereto and the performance of the interests in the Portfolio Funds. The interests in the Portfolio Funds’ investment activities involve the risks associated with hedge fund investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the interests in the Portfolio Funds.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in interests in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Currency Risk. Portfolio Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of, such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, the costs associated with the exchange of currencies, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Portfolio Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Adviser may not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Related to Interests in the Portfolio Funds

Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s Investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be fair valued by the Portfolio Fund. In this regard, a Portfolio Fund may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, a Portfolio Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

The Fund and the Adviser may use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject to Adjustment. The Adviser determines its month-end net asset value based upon the quarterly valuations reported by the Portfolio Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the holdings in Portfolio Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Portfolio Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Funds or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Lack of Liquidity for Portfolio Funds. The Portfolio Funds may invest in securities and derivatives that often do not have a liquid market. For instance, the Portfolio Funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Portfolio Funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity of Portfolio Funds creates several risks. First, it makes it difficult for the Adviser to determine if the Portfolio Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Portfolio Fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Portfolio Funds by other investors will cause reductions in the net asset value of those Portfolio Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Portfolio Fund will not honor the Fund’s liquidity expectations. Portfolio Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Portfolio Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Portfolio Fund is the Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Adviser may otherwise desire. This limitation exists even when a Portfolio Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Portfolio Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Portfolio Funds is limited.

The Adviser has no control over the liquidity of Portfolio Funds and depends on the Portfolio Funds to provide appropriate valuations as well as liquidity. In some cases, the Adviser will allocate Fund assets to Portfolio Funds that later impose liquidity constraints making it impossible to terminate them as desired by the Adviser. Restrictions on liquidity imposed by the Portfolio Funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Portfolio Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Portfolio Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Portfolio Funds which provide such liquidity. In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such Portfolio Fund.

Portfolio Funds Not Subject to 1940 Act. The Portfolio Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Portfolio Fund. The Portfolio Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholder may or will have limited information about the Portfolio Funds in which the Fund is investing, including with respect to the Portfolio Funds’ holdings, liquidity and valuation.

Indemnification of Portfolio Funds, Portfolio Fund Managers and Others. The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Limited Operating History of Fund Investments. Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.

Multi-Strategy Risk. Certain Portfolio Funds may employ a variety of investment strategies that are executed by one or more Portfolio Fund Managers. These investment strategies may be discretionary or systematic in nature, and may include directional or relative value investments in equities, fixed income, credit, currencies, commodities or other assets. Additionally, there is no assurance that the collective performance of the Portfolio Fund Managers will result in profitable returns for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be offset – or even outweighed – by negative performance experienced by others. In addition, Portfolio Fund Managers may make investment decisions that conflict with each other; for example, at any time, one portfolio manager may be purchasing shares or units of an issuer whose shares or units are being sold by another Portfolio Fund Manager. Alternatively, two or more Portfolio Fund Managers may employ similar strategies or invest in some of the same assets, resulting in less diversification to the Fund than is expected or desired.

Equity Hedge Strategies Risk. Portfolio Funds may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, Portfolio Funds typically maintain some overall level of directional long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Emerging Markets Risk. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Foreign Investing Risk. Some Portfolio Funds may invest in securities of foreign issuers (or U.S. issuers that hold foreign assets). Investing in foreign entities may expose the Fund to additional risks, including exchange control regulations, political and social instability, expropriation, foreign taxes, tariffs, less liquid and transparent markets, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting, auditing and financial standards, currency fluctuations and greater price volatility. Further, the Portfolio Funds, and the issuers in which a Portfolio Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Venture Capital Risk. The Adviser may invest the assets of interests in the Portfolio Funds in early-stage venture capital which may result in or contribute to significant losses to the Fund. Early-stage venture capital is usually classified by early investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public.

Special Situations and Distressed Investments. The Portfolio Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that a Portfolio Fund will correctly evaluate the value of the assets securing the Portfolio Fund’s debt in-vestments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which a Portfolio Fund invests, the Portfolio Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Portfolio Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Event-Driven Strategies Risk. A Portfolio Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or idiosyncratic to the company (e.g., a business spin-off or restructuring). Such event-driven investing requires the investor to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result.

Macro Strategies Risk. A Portfolio Fund’s ability to succeed in exploiting opportunities in various global markets will depend, in part, on the Portfolio Fund Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Portfolio Fund Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Credit Strategies Risk. Certain Portfolio Funds may invest in the credit markets, attempting to take advantage of undervalued securities as well as relative mispricings. The identification of attractive investment opportunities in credit markets is difficult and involves significant degree of uncertainty. Credit markets are highly susceptible to interest-rate movements, government interference, economic news, and investor sentiment. During periods of market stress, the liquidity of markets for credit instruments other than U.S. Treasury bills can become substantially reduced.

Smaller Capitalization Issuers. Portfolio Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better- known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

OTHER RISKS

Investing in the Fund involves risks other than those associated with investments made by Portfolio Funds, including those described below:

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.

Control Positions. Portfolio Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its LLC Agreement and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund

•	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Managers, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

•	the Fund or the Board of Managers determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Shares Not Listed; No Market for Class A Shares or Class I Shares. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Managers that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Managers, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be seven days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be four days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Funds may be subject to lengthy lock up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engaged in such secondary transactions and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer only in compliance with Rule 13e-4 under the 1934 Act certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Trustees, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its NAV, and other unusual circumstances. Any termination of a repurchase offer would be effected in accordance with Rule 13e-4 under the 1934 Act. Additionally, the use of offering proceeds to fund Share repurchases may constitute a return of capital and may lower a Shareholder’s tax basis in his or her shares. Any capital returned to Shareholders through repurchases will be distributed after payment of Fund fees and expenses. See “Repurchases of Shares.”

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive an in-kind distribution of underlying equity, debt or credit securities from a Portfolio Fund that are illiquid or difficult to value and difficult to dispose of. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. The illiquid nature of the Fund’s investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, the majority of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.

Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. The Fund may have to dispose of interests in Portfolio Funds that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain Portfolio Funds earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or other non-U.S. portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or other entities and thus on the Shareholders’ investment in the Fund. See “Tax Aspects.”

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Portfolio Fund Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Subsidiaries. The Fund may invest in one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries.”) The Fund may form a Subsidiary in order to, among other things, pursue its investment objective and strategy in a more tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments will also refer to any Subsidiary’s investments.

The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. The Fund and any Subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.

The Fund does not currently intend to create or acquire primary control of any entity that engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

LIMITS OF RISK DISCLOSURES

The above discussions of the known principal risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the above discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this prospectus. The Fund will update this prospectus to account for any material changes in the risks involved with an investment in the Fund.

No Public Trading [Text Block]		The Shares will not be publicly traded and you should not expect to be able to sell your Shares regardless of how we perform.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

STRUCTURE

Private investment vehicles, such as “hedge funds”, are commingled asset pools that typically offer their securities privately, without registering such securities under the 1933 Act (“Portfolio Funds”). Portfolio Funds typically offer their securities in large minimum denominations (often at least $5 million to $20 million) to a limited number of high net worth individual and institutional investors. Portfolio Funds are excluded from the definition of “investment company,” and hence are not registered as investment companies, under the 1940 Act. The managers or investment advisers of these funds are usually compensated through asset-based fees and incentive-based fees. Registered closed-end investment companies are typically organized as corporations, business trusts, limited partnerships or limited liability companies that generally are managed more conservatively than most Portfolio Funds due to certain requirements imposed by the 1940 Act and, with respect to those registered closed-end investment companies that qualify as RICs under the Code, Subchapter M of the Code. These registered companies often impose relatively modest minimum investment requirements and publicly offer their shares to a broader range of investors, in contrast to the higher minimum investment amounts and limited range of investors which, as set forth above, characterize the offerings of Portfolio Funds’ securities. The advisers to registered closed-end investment companies are typically compensated through asset-based fees.

Security Dividends [Text Block]

DISTRIBUTION POLICY

Dividends will generally be paid at least annually on the Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Portfolio Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s relatively high expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.

It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to Shareholders at least annually. The net asset value of each Share that you own will be reduced by the amount of the distributions or dividends that you receive from that Share.

Automatic Dividend Reinvestment Plan

Pursuant to the DRIP, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time by writing to Ultimus Fund Solutions, LLC at PO Box 46707 Cincinnati, OH 45246. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

•	reinvest both dividends and capital gain distributions;

•	receive dividends in cash and reinvest capital gain distributions; or

•	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex- dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). Participating Shareholders may be issued fractional Shares so that 100% of the distribution will be used to acquire Shares. There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund.

All correspondence or questions concerning the DRIP should be directed to the Administrator, Ultimus Fund Solutions, LLC, by telephone, 1-833-640-7393, or in writing to Regular Mail: C/O Ultimus Fund Solutions PO Box 46707 Cincinnati, OH 45246 or via Overnight Mail: C/O Ultimus Fund Solutions 225 Pictoria Dr, Suite 450 Cincinnati, OH 45246.

Security Voting Rights [Text Block]

VOTING

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board of Managers. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Manager and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act.

Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	0	$105,707,924	(1)
Class I Shares of Beneficial Interest	Unlimited	0	$39,246,338	(2)

(1) Reflects the dollar amount of Shares held by 1 Shareholder as of May 31, 2025.

(2) Reflects the dollar amount of Shares held by 58 Shareholders as of May 31, 2025.

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Adviser’s selection of interests in the Portfolio Funds, the allocation of offering proceeds thereto and the performance of the interests in the Portfolio Funds. The interests in the Portfolio Funds’ investment activities involve the risks associated with hedge fund investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the interests in the Portfolio Funds.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

Leverage Utilized By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in interests in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached with respect to certain indebtedness.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Portfolio Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of, such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, the costs associated with the exchange of currencies, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s or Portfolio Fund’s investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Adviser may not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Valuation Of Funds Interests In Portfolio Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s Investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be fair valued by the Portfolio Fund. In this regard, a Portfolio Fund may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculation its net asset value may impaired. As a result, a Portfolio Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

The Fund and the Adviser may use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Adviser determines its month-end net asset value based upon the quarterly valuations reported by the Portfolio Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the holdings in Portfolio Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Portfolio Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Funds or revisions to the net asset value of a Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Lack Of Liquidity For Portfolio Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Liquidity for Portfolio Funds. The Portfolio Funds may invest in securities and derivatives that often do not have a liquid market. For instance, the Portfolio Funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Portfolio Funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity of Portfolio Funds creates several risks. First, it makes it difficult for the Adviser to determine if the Portfolio Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Portfolio Fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Portfolio Funds by other investors will cause reductions in the net asset value of those Portfolio Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Portfolio Fund will not honor the Fund’s liquidity expectations. Portfolio Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Portfolio Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Portfolio Fund is the Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Adviser may otherwise desire. This limitation exists even when a Portfolio Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Portfolio Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Portfolio Funds is limited.

The Adviser has no control over the liquidity of Portfolio Funds and depends on the Portfolio Funds to provide appropriate valuations as well as liquidity. In some cases, the Adviser will allocate Fund assets to Portfolio Funds that later impose liquidity constraints making it impossible to terminate them as desired by the Adviser. Restrictions on liquidity imposed by the Portfolio Funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Portfolio Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Portfolio Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Portfolio Funds which provide such liquidity. In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such Portfolio Fund.

Portfolio Funds Not Subject to 1940 Act. The Portfolio Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Portfolio Fund. The Portfolio Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholder may or will have limited information about the Portfolio Funds in which the Fund is investing, including with respect to the Portfolio Funds’ holdings, liquidity and valuation.

Indemnification Of Portfolio Funds Portfolio Fund Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds, Portfolio Fund Managers and Others. The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of Funds Interest In Portfolio Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in the Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Limited Operating History Of Fund Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Fund Investments. Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.

Multi Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Strategy Risk. Certain Portfolio Funds may employ a variety of investment strategies that are executed by one or more Portfolio Fund Managers. These investment strategies may be discretionary or systematic in nature, and may include directional or relative value investments in equities, fixed income, credit, currencies, commodities or other assets. Additionally, there is no assurance that the collective performance of the Portfolio Fund Managers will result in profitable returns for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be offset – or even outweighed – by negative performance experienced by others. In addition, Portfolio Fund Managers may make investment decisions that conflict with each other; for example, at any time, one portfolio manager may be purchasing shares or units of an issuer whose shares or units are being sold by another Portfolio Fund Manager. Alternatively, two or more Portfolio Fund Managers may employ similar strategies or invest in some of the same assets, resulting in less diversification to the Fund than is expected or desired.

Equity Hedge Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Hedge Strategies Risk. Portfolio Funds may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, Portfolio Funds typically maintain some overall level of directional long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investing Risk. Some Portfolio Funds may invest in securities of foreign issuers (or U.S. issuers that hold foreign assets). Investing in foreign entities may expose the Fund to additional risks, including exchange control regulations, political and social instability, expropriation, foreign taxes, tariffs, less liquid and transparent markets, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting, auditing and financial standards, currency fluctuations and greater price volatility. Further, the Portfolio Funds, and the issuers in which a Portfolio Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Risk. The Adviser may invest the assets of interests in the Portfolio Funds in early-stage venture capital which may result in or contribute to significant losses to the Fund. Early-stage venture capital is usually classified by early investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public.

Special Situations And Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations and Distressed Investments. The Portfolio Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that a Portfolio Fund will correctly evaluate the value of the assets securing the Portfolio Fund’s debt in-vestments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which a Portfolio Fund invests, the Portfolio Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Portfolio Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Event Driven Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event-Driven Strategies Risk. A Portfolio Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or idiosyncratic to the company (e.g., a business spin-off or restructuring). Such event-driven investing requires the investor to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result.

Macro Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Macro Strategies Risk. A Portfolio Fund’s ability to succeed in exploiting opportunities in various global markets will depend, in part, on the Portfolio Fund Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Portfolio Fund Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Credit Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Strategies Risk. Certain Portfolio Funds may invest in the credit markets, attempting to take advantage of undervalued securities as well as relative mispricings. The identification of attractive investment opportunities in credit markets is difficult and involves significant degree of uncertainty. Credit markets are highly susceptible to interest-rate movements, government interference, economic news, and investor sentiment. During periods of market stress, the liquidity of markets for credit instruments other than U.S. Treasury bills can become substantially reduced.

Smaller Capitalization Issuers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Smaller Capitalization Issuers. Portfolio Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better- known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Portfolio Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of A Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares in accordance with the terms of its LLC Agreement and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund

•	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Managers, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

•	the Fund or the Board of Managers determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Shares Not Listed No Market For Class A Shares Or Class I Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Class A Shares or Class I Shares. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Managers that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed End Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Managers, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be seven days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be four days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Funds may be subject to lengthy lock up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engaged in such secondary transactions and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer only in compliance with Rule 13e-4 under the 1934 Act certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Trustees, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its NAV, and other unusual circumstances. Any termination of a repurchase offer would be effected in accordance with Rule 13e-4 under the 1934 Act. Additionally, the use of offering proceeds to fund Share repurchases may constitute a return of capital and may lower a Shareholder’s tax basis in his or her shares. Any capital returned to Shareholders through repurchases will be distributed after payment of Fund fees and expenses. See “Repurchases of Shares.”

Distributions In Kind Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive an in-kind distribution of underlying equity, debt or credit securities from a Portfolio Fund that are illiquid or difficult to value and difficult to dispose of. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. The illiquid nature of the Fund’s investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, the majority of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.

Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. The Fund may have to dispose of interests in Portfolio Funds that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain Portfolio Funds earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations Distributions To Shareholders And Potential Fund Level Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or other non-U.S. portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or other entities and thus on the Shareholders’ investment in the Fund. See “Tax Aspects.”

Change In Tax Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber security risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, have become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Portfolio Fund Managers, any subadvisor and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cybersecurity breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Subsidiaries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subsidiaries. The Fund may invest in one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries.”) The Fund may form a Subsidiary in order to, among other things, pursue its investment objective and strategy in a more tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments will also refer to any Subsidiary’s investments.

The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. The Fund and any Subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.

The Fund does not currently intend to create or acquire primary control of any entity that engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		60 East 42nd Street
Entity Address, Address Line Two		26th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10165
Contact Personnel Name		Nick Veronis
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.80%
Interest Expenses on Borrowings [Percent]	[3]	0.00%
Distribution/Servicing Fees [Percent]	[3]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[4]	13.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.26%
Total Annual Expenses [Percent]	[3]	15.56%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	0.00%
Net Expense over Assets [Percent]	[3]	15.56%
Expense Example, Year 01		$ 177
Expense Example, Years 1 to 3		418
Expense Example, Years 1 to 5		611
Expense Example, Years 1 to 10		$ 941
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]	[7]		105,707,924
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.80%
Interest Expenses on Borrowings [Percent]	[3]	0.00%
Distribution/Servicing Fees [Percent]	[3]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[4]	13.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.26%
Total Annual Expenses [Percent]	[3]	14.81%
Waivers and Reimbursements of Fees [Percent]	[3],[6]	0.00%
Net Expense over Assets [Percent]	[3]	14.81%
Expense Example, Year 01		$ 141
Expense Example, Years 1 to 3		382
Expense Example, Years 1 to 5		579
Expense Example, Years 1 to 10		$ 924
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]	[8]		39,246,338

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Managers determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”
[3]	Assumes the Fund raises $500 million in new proceeds in the first 12 months following the commencement of its public offering, totaling $650 million in Fund assets and resulting in estimated average net assets of approximately $400 million.
[4]	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 0.00% to 2.85% and incentive fees ranging from 0% to 30% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
[5]	Other Expenses are estimated for the Fund’s current fiscal year and include the expenses associated with the Dividend Reinvestment Plan (“DRIP”) and other expenses relating to the operation of the Fund, including offering expenses.
[6]	The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit until one year from the date of this prospectus the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.40% per annum of the Fund’s net assets attributable to such Class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Portfolio Fund expenses (i.e., acquired fund fees and expenses, including contribution requirements for investments, expenses and management fees); (ii) other investment-related expenses of the Fund; (iii) taxes; and (iv) litigation and other extraordinary expenses (as defined herein). The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). This contractual arrangement will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 unless the Fund’s Board of Managers approves its earlier termination.
[7]	Reflects the dollar amount of Shares held by 1 Shareholder as of May 31, 2025.
[8]	Reflects the dollar amount of Shares held by 58 Shareholders as of May 31, 2025.